Columbia Strategic New York Municipal Income Fund
Third Quarter Report
July 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Strategic New York Municipal Income Fund, July 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 0.8%
Issue Description	Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.8%
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2015 (JPMorgan Chase Bank)
02/01/2045	2.750%	850,000	850,000
Total Floating Rate Notes (Cost $850,000)			850,000

Municipal Bonds 97.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Air Transportation 8.1%
Build Resource Corp.(c)
Revenue Bonds
Airport Facilities
Series 2025
07/01/2055	5.500%	1,000,000	982,177
New York City Industrial Development Agency(c)
Refunding Revenue Bonds
Trips Obligated Group
Series 2012A
07/01/2028	5.000%	1,110,000	1,110,244
New York Transportation Development Corp.(c)
Refunding Revenue Bonds
American Airlines, Inc. Project
Series 2021
08/01/2031	3.000%	1,300,000	1,194,315
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2041	4.000%	600,000	515,441
Revenue Bonds
John F. Kennedy International Airport New Terminal One Project
Series 2023
06/30/2060	5.375%	3,000,000	2,851,342
LaGuardia Airport Terminal C&D
Series 2023
04/01/2040	5.625%	1,500,000	1,538,452
Terminal 4 John F. Kennedy International Airport Project
Series 2022
12/01/2042	4.000%	1,000,000	845,277
Total			9,037,248
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Charter Schools 8.8%
Albany Capital Resource Corp.
Refunding Revenue Bonds
Brighter Choice Elementary
Series 2021
04/01/2037	4.000%	1,000,000	883,352
Build NYC Resource Corp.(d)
Revenue Bonds
Bold Charter School Project
Series 2025
07/01/2060	6.000%	1,000,000	969,645
International Leadership Charter School
Series 2016
07/01/2046	6.250%	265,000	259,849
Secton Education Partners-Brilla Project
Series 2021
11/01/2051	4.000%	1,000,000	755,564
Social Bonds - East Harlem Scholars Academy Charter School Project
Series 2022
06/01/2062	5.750%	1,000,000	926,386
Unity Preparatory Charter School of Brooklyn Project
Series 2023
06/15/2063	5.500%	1,000,000	934,855
Build NYC Resource Corp.
Revenue Bonds
International Leadership Charter School
Series 2013
07/01/2033	5.750%	1,250,000	1,250,082
Social Bonds - KIPP NYC Public School Facilities Canal West Project
Series 2023
07/01/2062	5.250%	1,000,000	934,714
Build Resource Corp.
Revenue Bonds
Sucess Academy Charter School
Series 2024
09/01/2043	4.000%	1,000,000	886,523
Hempstead Town Local Development Corp.
Revenue Bonds
Evergreen Charter School Project
Series 2022A
06/15/2057	5.500%	500,000	478,043
Monroe County Industrial Development Corp.(d)
Revenue Bonds
Eugenio Maria de Hostos Charter School
Series 2024
07/01/2059	5.000%	1,000,000	829,170

Columbia Strategic New York Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic New York Municipal Income Fund, July 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Social Bonds - Academy of Health Sciences Charter School Project
Series 2022
07/01/2057	6.000%	750,000	716,852
Total			9,825,035
Higher Education 2.1%
Madison County Capital Resource Corp.
Refundind Revenue Bonds
Colgate University Project
Series 2025
07/01/2043	5.000%	550,000	575,213
New York State Dormitory Authority
Refunding Revenue Bonds
Iona University
Series 2025
07/01/2042	5.250%	500,000	517,824
Revenue Bonds
St. John’s University
Series 2007C (NPFGC)
07/01/2026	5.250%	1,205,000	1,231,974
Total			2,325,011
Hospital 3.6%
Genesee County Funding Corp. (The)
Refunding Revenue Bonds
Rochester Regional Health Project
Series 2022
12/01/2052	5.250%	500,000	482,396
New York State Dormitory Authority
Refunding Revenue Bonds
Montefiore Obligated Group
Series 2020A
09/01/2050	4.000%	1,000,000	786,352
Northwell Health Obligated Group
Series 2024
05/01/2054	4.000%	1,000,000	808,957
Revenue Bonds
White Plains Hospital Obligated Group
Series 2024
10/01/2049	5.250%	2,000,000	1,980,201
Total			4,057,906
Joint Power Authority 2.6%
New York Power Authority
Refunding Revenue Bonds
Series 2020A
11/15/2055	4.000%	500,000	417,753
Revenue Bonds
Green Transmission Project
Series 2022 (AGM)
11/15/2061	4.000%	2,000,000	1,666,255
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024A
11/15/2054	4.000%	1,000,000	838,854
Total			2,922,862
Local General Obligation 6.1%
City of New York
Unlimited General Obligation Bonds
Series 2022A-1
09/01/2046	4.000%	3,000,000	2,627,717
Series 2022D-1
05/01/2042	5.250%	1,250,000	1,306,660
05/01/2043	5.250%	1,000,000	1,039,426
Series 2024C
03/01/2053	5.250%	1,000,000	1,018,598
Subordinated Series 2023E-1
04/01/2050	4.000%	1,000,000	853,507
Total			6,845,908
Multi-Family 10.9%
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2047	3.700%	2,000,000	1,663,852
New York City Housing Development Corp.
Refunding Revenue Bonds
8 Spruce Street Project
Series 2024
12/15/2031	4.375%	1,000,000	1,024,573
Sustainable Neighborhood
Series 2019
11/01/2039	3.800%	1,310,000	1,215,118
11/01/2049	3.650%	875,000	695,285
Revenue Bonds
Series 2018K
11/01/2048	4.000%	735,000	622,056
Sustainable Development Bonds
Series 2021
05/01/2051	2.750%	1,000,000	638,032
Sustainable Neighborhood
Series 2019
11/01/2049	3.250%	1,710,000	1,277,123
New York State Housing Finance Agency
Revenue Bonds
Affordable Housing
Series 2017M
11/01/2042	3.650%	750,000	664,948
Series 2019D
11/01/2044	3.700%	1,000,000	871,499
Columbia Strategic New York Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic New York Municipal Income Fund, July 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Climate Bond Certified/Sustainability Bonds
Series 2019
11/01/2044	3.150%	840,000	666,316
Green Bonds
Series 2017H
11/01/2047	3.650%	1,360,000	1,111,859
Series 2017L (GNMA)
11/01/2037	3.300%	540,000	480,592
Sustainability Bonds
Series 2019I
11/01/2039	3.000%	800,000	663,451
Series 2021J-1 (FHA)
11/01/2056	2.875%	1,000,000	629,036
Total			12,223,740
Municipal Power 0.7%
Puerto Rico Electric Power Authority(e),(f)
Revenue Bonds
Series 2010XX
07/01/2040	0.000%	1,000,000	546,250
Series 2012A
07/01/2042	0.000%	500,000	273,125
Total			819,375
Other Bond Issue 2.6%
New York Liberty Development Corp.
Refunding Revenue Bonds
Green Bonds - 4 World Trade Center Project
Series 2021
11/15/2051	3.000%	500,000	334,578
New York Transportation Development Corp.(c)
Revenue Bonds
New York State Thruway Service Areas Project
Series 2021
04/30/2053	4.000%	2,000,000	1,568,219
Suffolk Regional Off-Track Betting Co.
Revenue Bonds
Series 2024
12/01/2053	6.000%	1,000,000	1,017,176
Total			2,919,973
Other Industrial Development Bond 0.3%
New York Liberty Development Corp.
Revenue Bonds
Goldman Sachs Headquarters
Series 2007
10/01/2037	5.500%	260,000	294,294
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pool / Bond Bank 0.0%
New York State Dormitory Authority
Unrefunded Revenue Bonds
School Districts Bond Financing Program
Series 2009 (AGM)
10/01/2036	5.125%	15,000	15,026
Ports 5.2%
New York Liberty Development Corp.
Refunding Revenue Bonds
Series 2021-1WTC
02/15/2042	3.000%	2,000,000	1,550,346
Port Authority of New York & New Jersey
Refunding Revenue Bonds
Series 2025-248
01/15/2055	5.000%	1,000,000	1,009,475
Revenue Bonds
Consolidated 85th
Series 1993
03/01/2028	5.375%	1,020,000	1,060,541
Consolidated 93rd
Series 1994
06/01/2094	6.125%	2,250,000	2,253,930
Total			5,874,292
Prep School 0.8%
Build NYC Resource Corp.(d)
Revenue Bonds
Bay Ridge Preparatory School Project
Series 2024
09/01/2059	5.000%	1,000,000	858,852
Prepaid Gas 0.9%
New York Energy Finance Development Corp.(b)
Revenue Bonds
Series 2025 (Mandatory Put 12/01/33)
07/01/2056	5.000%	1,000,000	1,042,223
Recreation 0.7%
Western Regional Off-Track Betting Corp.(d)
Refunding Revenue Bonds
Series 2021
12/01/2041	4.125%	1,000,000	847,508
Refunded / Escrowed 0.8%
Build NYC Resource Corp.
Prerefunded 08/01/25 Revenue Bonds
YMCA of Greater New York Project
Series 2015
08/01/2040	5.000%	900,000	900,000

Columbia Strategic New York Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic New York Municipal Income Fund, July 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Resource Recovery 0.7%
Build NYC Resource Corp.(c),(d)
Refunding Revenue Bonds
Pratt Paper, Inc. Project
Series 2014
01/01/2035	5.000%	750,000	750,298
Retirement Communities 5.9%
Brookhaven Local Development Corp.
Refunding Revenue Bonds
Jefferson’s Ferry Project
Series 2016
11/01/2036	5.250%	750,000	757,538
Revenue Bonds
Jefferson’s Ferry Project
Series 2020
11/01/2055	4.000%	1,000,000	772,253
Huntington Local Development Corp.
Revenue Bonds
Fountaingate Garden Project
Series 2021A
07/01/2056	5.250%	2,000,000	1,526,128
Tompkins County Development Corp.
Refunding Revenue Bonds
Kendal at Ithaca, Inc. Project
Series 2014
07/01/2044	5.000%	1,655,000	1,620,885
Ulster County Capital Resource Corp.(d)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2047	5.250%	500,000	390,909
09/15/2053	5.250%	1,000,000	749,582
Westchester County Local Development Corp.(d)
Revenue Bonds
Purchase Senior Learning Community
Series 2021
07/01/2056	5.000%	1,000,000	850,907
Total			6,668,202
Sales Tax 10.3%
Commonwealth of Puerto Rico(e),(g)
Revenue Notes
Series 2022
11/01/2051	0.000%	469,019	295,482
Subordinated Series 2022
11/01/2043	0.000%	306,416	190,361
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico Sales Tax Financing Corp.(e),(h)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	5,301,000	1,639,584
07/01/2051	0.000%	3,699,000	845,827
Puerto Rico Sales Tax Financing Corp.(e)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	1,000,000	913,915
Triborough Bridge & Tunnel Authority
Revenue Bonds
Sales Tax - MTA Bridges & Tunnels
Series 2022
05/15/2062	5.250%	2,500,000	2,532,499
Series 2024A-1
05/15/2064	5.250%	3,000,000	3,051,851
TBTA Capital Lockbox - City Sales Tax
Series 2023A
05/15/2063	5.500%	2,000,000	2,068,467
Total			11,537,986
Single Family 1.1%
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2019-217
04/01/2039	3.625%	135,000	121,390
Revenue Bonds
Social Bonds
Series 2023-250 (HUD)
10/01/2053	4.900%	980,000	949,281
State of New York Mortgage Agency(c)
Refunding Revenue Bonds
Series 2019-218
04/01/2038	3.850%	170,000	154,352
Total			1,225,023
Special Non Property Tax 11.5%
Metropolitan Transportation Authority(h)
Refunding Revenue Bonds
Series 2012A
11/15/2032	0.000%	2,500,000	1,927,003
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Subordinated Series 2022A-1
08/01/2048	4.000%	3,000,000	2,587,025
Subordinated Series 2023A
05/01/2047	5.000%	1,000,000	1,005,162
Subordinated Series 2025H
11/01/2051	5.500%	1,500,000	1,576,569
Columbia Strategic New York Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic New York Municipal Income Fund, July 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority
Revenue Bonds
Series 2024A
03/15/2054	4.000%	3,000,000	2,509,138
New York State Thruway Authority
Refunding Revenue Bonds
Personal Income Tax - Bidding Group
Series 2022A
03/15/2050	4.000%	2,000,000	1,731,172
Oneida Indian Nation of New York(d),(e)
Revenue Bonds
Series 2024B
09/01/2043	6.000%	500,000	522,552
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
Green Bonds
Series 2023C
11/15/2043	5.000%	1,000,000	1,029,780
Total			12,888,401
Tobacco 5.1%
Chautauqua Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Series 2014
06/01/2034	5.000%	1,000,000	1,000,215
New York Counties Tobacco Trust VI
Refunding Revenue Bonds
Tobacco Settlement Pass-Through
Series 2016
06/01/2051	5.000%	2,000,000	1,656,284
Suffolk Tobacco Asset Securitization Corp.(h)
Refunding Revenue Bonds
Subordinated Series 2021B-2
06/01/2066	0.000%	3,000,000	246,951
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2041	5.000%	3,000,000	2,861,441
Total			5,764,891
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transportation 1.7%
Metropolitan Transportation Authority
Revenue Bonds
Green Bonds
Series 2020C-1
11/15/2050	5.000%	2,000,000	1,934,576
Water & Sewer 6.9%
New York City Municipal Water Finance Authority
Revenue Bonds
Second General Resolution
Series 2025BB
06/15/2055	5.250%	3,000,000	3,087,525
Subordinated Series 2023AA-1
06/15/2053	5.250%	2,000,000	2,047,455
Subordinated Series 2024AA
06/15/2054	4.000%	2,000,000	1,701,031
Puerto Rico Commonwealth Aqueduct & Sewer Authority(d),(e)
Refunding Revenue Bonds
Senior Lien
Series 2020A
07/01/2047	5.000%	925,000	870,465
Total			7,706,476
Total Municipal Bonds (Cost $121,389,000)			109,285,106

Money Market Funds 0.3%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 2.508%(i)	333,566	333,599
Total Money Market Funds (Cost $333,566)		333,599
Total Investments in Securities (Cost: $122,572,566)		110,468,705
Other Assets & Liabilities, Net		1,718,322
Net Assets		112,187,027
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2025.

(c)	Income from this security may be subject to alternative minimum tax.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2025, the total value of these securities amounted to $11,233,394, which represents 10.01% of total net assets.

Columbia Strategic New York Municipal Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Strategic New York Municipal Income Fund, July 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(e)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2025, the total value of these securities amounted to $6,097,561, which represents 5.44% of total net assets.

(f)	Represents a security in default.
(g)	Coupon rate may change periodically and is determined by the issuer or agent bank based on current market conditions.
(h)	Zero coupon bond.
(i)	The rate shown is the seven-day current annualized yield at July 31, 2025.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
HUD	U.S. Department of Housing and Urban Development
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Strategic New York Municipal Income Fund  | 2025

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3QT205_10_R01_(09/25)